UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-9675

Boston Advisors Trust

(Exact name of registrant as specified in charter)

One Federal Street, 26th Floor, Boston, Massachusetts	02110
(Address of principal executive offices)	(Zip code)

Michael J. Vogelzang
Boston Advisors, Inc.
One Federal Street
Boston, Massachusetts 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:   (617) 348-3100

Date of fiscal year end:  04/30/04

Date of reporting period:  7/1/03 - 6/30/04

Item 1. Proxy Voting Record.

The registrant did not hold any portfolio securities with respect to which the registrant was entitled to vote during the period from July 1, 2003 through June 30, 2004.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Boston Advisors Trust

By (Signature and Title)*
/s/ Michael J. Vogelzang
Michael J. Vogelzang, President and Chief Executive Officer

	Date	August 30, 2004

*Print the name and title of each signing officer under his or her signature.